Balances and Transactions With Related Parties and Key Officers	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Balances And Transactions With Related Parties And Key Officers
Note 24:	Balances and Transactions with Related Parties and Key Officers

a.	Related parties consist of:

•	Clal Biotechnology Industries Ltd.- Related party
•	Directors of the Company.

1.	Balances with related parties:

Other Payables
Directors:
As of December 31, 2025	86
As of December 31, 2024	86

2.	Transactions with related parties:

Rental fee:	Year ended December 31
	2025	2024	2023
Related party	-	-	267

Professional fee *:	Year ended December 31
	2025	2024	2023

Directors	336	333	502
Related party	-	-	25
	336	333	527
Number of Directors	5	5	**9

*	Not including share-based compensation detailed in note 20.

**	During 2023, three members of the board left and one member of the board was replaced. At the end of 2023, the board consisted of five members.

b.	Key Officers:

1.	Balances with Key Officers of the Company

Other Payables
Key Officers of the Company

As of December 31, 2025	831
As of December 31, 2024	759

•	Represents the officer’s gross salary plus payments of mandatory social benefits, bonuses, and vacation provisions without share- based compensation.

2.	Compensation of Key Officers of the Company:

The following amounts disclosed in the table are recognized as an expense during the reporting period related to officers:

	Year ended December 31
	2025	2024	2023
Short-term employee benefits	2,597	2,542	2,084
Share-based compensation	1,993	1,707	757

	4,590	4,249	2,841
Number of officers (*)	6	6	8

(*) During 2023, two key officers were replaced. At the end of 2023, the total key officers was six.